Deferred Credits (Disclosure of Deferred Credits) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 373	$ 389
IRU prepayments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	362	374
Equipment Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	9	13
Deposit On Future Fibre Sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 2	$ 2